Subsequent event - Additional Information (Detail) - Subsequent Event [Member] - USD ($) shares in Thousands, $ in Millions		3 Months Ended
	Aug. 09, 2018	Oct. 31, 2018
Stock repurchase program, authorized amount	$ 75
Stock repurchase		$ 25
Stock repurchase, shares		1,545
Stock repurchase program, period	1 year